UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (96.03% of holdings)
	China	9.13%
	Advertising Sales	0.43%
30,200	AirMedia Group, Inc. ADR+		$588,547	$422,498

	Commercial Banks — Non-US	2.10%
1,335,000	China CITIC Bank		823,943	852,100
615,000	China Construction Bank Corp.		520,188	542,305
178,000	China Merchants Bank Co., Ltd., 144A		263,189	649,057

			1,607,320	2,043,462

	Gold Mining	0.81%
993,500	Zijin Mining Group Co., Ltd.		613,576	789,477

	Life / Health Insurance	1.10%
280,000	China Life Insurance Co., Ltd.		782,425	1,067,641

	Machinery — Material Handling	1.25%
861,200	Shanghai Zhenhua Port Machinery Co., Class B		452,140	1,221,182

	Oil Companies — Integrated	1.20%
4,429	China Petroleum and Chemical Corp. ADR		344,420	466,108
346,000	PetroChina Co., Ltd.		362,815	462,087
1,785	PetroChina Co., Ltd. ADR		252,104	238,226

			959,339	1,166,421

	Real Estate — Operations & Development	0.92%
765,286	China Vanke Co., Ltd. Class B		218,648	893,557

	Schools	0.27%
3,729	New Oriental Education & Technology Group, Inc. ADR+		258,944	261,030

	Telecommunications Services	1.05%
1,334,000	China Communications Services Corp., Ltd.		1,003,892	1,022,438

	Total China		6,484,831	8,887,706

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Hong Kong	21.73%
	Apparel Manufacturers	2.02%
128,000	Esprit Holdings, Ltd.		$186,083	$1,375,603
218,500	Ports Design, Ltd.		451,027	590,900

			637,110	1,966,503

	Banking	0.16%
84,000	China Everbright, Ltd.		183,703	156,970

	Building & Construction — Miscellaneous	0.70%
2,742,000	China State Construction International Holdings, Ltd.		1,137,267	685,302

	Cellular Telecommunications	3.95%
285,600	China Mobile, Ltd.		1,011,485	3,839,846

	Chemicals — Specialty	0.48%
1,570,000	EcoGreen Fine Chemical Group		693,520	466,840

	Coal	0.40%
213,000	China Coal Energy Co.		386,175	384,928

	Commercial Banks — Non-US	3.34%
88,402	Dah Sing Financial Group		499,745	692,283
3,379,000	Industrial & Commercial Bank of China, Ltd.		2,429,612	2,555,173

			2,929,357	3,247,456

	Diversified Operations	1.36%
88,381	Hutchison Whampoa, Ltd.		419,142	832,014
46,000	Swire Pacific, Ltd. ‘A’		505,006	494,947

			924,148	1,326,961

	Electronic Components — Miscellaneous	0.63%
678,000	AAC Acoustic Technology Holdings, Inc.+		659,408	614,369

	Finance — Other Services	0.89%
58,000	Hong Kong Exchanges & Clearing, Ltd.		348,924	864,546

	Oil Companies — Exploration & Production	1.60%
10,550	CNOOC, Ltd. ADR		861,647	1,554,859

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Hong Kong (continued)
	Real Estate	0.70%
722,000	Agile Property Holdings, Ltd.		$914,987	$680,150

			914,987	680,150

	Real Estate — Operations & Development	2.82%
104,700	Cheung Kong Holdings, Ltd.		845,018	1,478,795
105,000	Henderson Land Development Co., Ltd.		655,671	656,734
41,000	Sun Hung Kai Properties, Ltd.		738,321	614,823

			2,239,010	2,750,352

	Retail — Apparel / Shoe	0.56%
315,000	Belle International Holdings, Ltd.		377,981	325,406
1,000,000	Pou Sheng International Holdings, Ltd.+		394,708	224,294

			772,689	549,700

	Retail — Restaurants	0.64%
330,000	Cafe De Coral Holdings, Ltd.		297,250	625,973

	Textiles-Cotton	0.38%
1,777,000	Shenzhou International Group		495,488	368,963

	Transport — Services	0.64%
371,000	Integrated Distribution Services Group, Ltd.		765,114	618,155

	Utilities — Electric & Gas	0.46%
76,500	Hong Kong Electric Holdings		445,275	445,141

	Total Hong Kong		15,702,557	21,147,014

	India	8.99%
	Applications Software	1.28%
33,452	Infosys Technologies, Ltd.		401,465	1,244,029

	Banks	0.54%
117,384	Federal Bank, Ltd.		571,463	527,849

	Building — Heavy Construction	0.38%
83,200	Kalindee Rail Nirman (Engineers), Ltd.		743,059	371,298

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	India (continued)
	Commercial Banks — Non-US	1.63%
47,760	State Bank of India		$1,095,112	$1,587,046

	Engineering / Research & Development Services	0.49%
16,550	Texmaco, Ltd.		472,306	475,800

	Independent Power Producer	0.49%
64,672	Lanco Infratech, Ltd.+		462,785	476,211

	Oil Refining & Marketing	2.21%
47,375	Chennai Petroleum Corp., Ltd.		312,806	336,994
35,054	Reliance Industries, Ltd.		323,131	1,816,468

			635,937	2,153,462

	Power Conversion & Supply Equipment	1.21%
28,518	Bharat Heavy Electricals, Ltd.		352,920	1,124,678
7,000	Indo Tech Transformers, Ltd.		52,348	49,464

			405,268	1,174,142

	Telecommunications Services	0.76%
62,910	Reliance Communications, Ltd.+		377,963	738,888

	Total India		5,165,358	8,748,725

	Indonesia	4.67%
	Automobiles	0.94%
369,000	PT Astra International TBK		828,816	914,893

	Building & Construction — Miscellaneous	0.43%
34,750,500	PT Duta Graha Indah TBK		728,531	420,292

	Coal	1.82%
2,016,000	PT Bumi Resources TBK		384,968	1,496,207
800,000	PT Indika Energy TBK+		256,163	277,075

			641,131	1,773,282

	Commercial Banks — Non-US	1.01%
1,461,500	PT Bank Rakyat Indonesia		860,545	980,225

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Indonesia (continued)
	Telecommunications Services	0.47%
543,000	PT Telekomunikasi Indonesia TBK		$468,296	$459,714

	Total Indonesia		3,527,319	4,548,406

	Malaysia	4.85%
	Agriculture	1.04%
574,375	IOI Corp. BHD		378,509	1,014,329

	Building Materials & Components	0.04%
90,000	Evergreen Fibreboard BHD		42,101	35,381

	Casino Hotels	0.76%
859,400	Resorts World BHD		562,831	736,402

	Commercial Banks — Non-US	0.59%
213,400	Bumiputra — Commerce Holdings BHD		266,648	573,480

	Engineering / Research & Development Services	0.53%
535,700	WCT Engineering BHD		665,879	516,615

	Metal Processors & Fabrication	1.46%
2,379,750	KNM Group BHD		757,043	1,417,910

	Rubber and Vinyl	0.43%
342,000	Top Glove Corp. BHD		513,152	424,349

	Total Malaysia		3,186,163	4,718,466

	Singapore	11.06%
	Agricultural Chemicals	0.42%
782,300	China XLX Fertiliser, Ltd.		554,873	411,647

	Chemicals — Fibers	0.44%
714,000	China Sky Chemical Fibre Co., Ltd.		620,561	425,280

	Commercial Banks — Non-US	1.49%
103,100	DBS Group Holdings, Ltd.		659,566	1,446,700

	Computers — Integrated Systems	0.92%
1,212,000	CSE Global, Ltd.		834,772	894,628

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Singapore (continued)
	Diversified Operations	1.01%
126,000	Keppel Corp., Ltd.		$455,609	$981,627

	Energy Sources	0.70%
954,000	First Resources, Ltd.+		709,469	679,785

	Oil — Field Services	0.46%
316,000	Swiber Holdings, Ltd.+		596,314	445,721

	Real Estate — Operations & Development	0.70%
189,500	Keppel Land, Ltd.		142,823	675,846

	Schools	0.84%
976,000	Raffles Education Corp., Ltd.		397,612	820,288

	Telecommunications Services	0.88%
326,840	Singapore Telecommunications, Ltd.		466,545	855,139

	Transportation — Marine	2.67%
571,000	Cosco Corp. (Singapore), Ltd.		534,562	1,276,957
907,000	Ezra Holdings, Ltd.		251,323	1,325,733

			785,885	2,602,690

	Water Treatment Systems	0.53%
260,000	Hyflux, Ltd.		663,575	518,746

	Total Singapore		6,887,604	10,758,097

	South Korea	20.86%
	Auto — Cars & Light Trucks	0.56%
7,670	Hyundai Motor Co.		385,526	541,875

	Building & Construction — Miscellaneous	1.31%
12,700	GS Engineering & Construction Corp.		462,285	1,273,702

	Cellular Telecommunications	0.95%
4,855	SK Telecom Co., Ltd.		898,419	928,257

	Chemicals	0.39%
3,664	LG Chem, Ltd.		294,101	376,519

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	South Korea (continued)
	Commercial Banks — Non-US	1.94%
33,001	Kookmin Bank		$1,186,885	$1,891,268

	Diversified Financial Services	1.81%
37,520	Shinhan Financial Group Co., Ltd.		585,202	1,757,273

	Electronic Components — Semiconductors	4.29%
7,497	Samsung Electronics Co., Ltd.		2,358,995	4,177,964

	Finance — Credit Card	0.59%
12,910	Samsung Card Co., Ltd.		682,836	574,033

	Finance — Investment Banker / Broker	0.73%
7,205	Mirae Asset Securities Co., Ltd.		1,206,232	706,938

	Machinery — Construction & Mining	0.72%
24,920	Doosan Infracore Co., Ltd.		701,683	700,533

	Metal Processors & Fabrication	1.39%
15,765	PYEONG SAN Co., Ltd.		831,268	739,921
6,209	Taewoong Co., Ltd.		638,136	615,348

			1,469,404	1,355,269

	Non-Ferrous Metals	0.97%
6,830	Korea Zinc Co., Ltd.		254,371	944,815

	Retail — Discount	1.06%
1,990	Shinsegae Co., Ltd.		558,276	1,030,344

	Shipbuilding	1.28%
32,540	Samsung Heavy Industries Co., Ltd.		521,474	1,249,127

	Steel — Producers	2.87%
5,229	POSCO		662,568	2,795,207

	Total South Korea		12,228,257	20,303,124

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Taiwan	11.37%
	Building Materials & Components	0.51%
338,000	Asia Cement		$561,475	$497,659

	Computers	1.19%
326,884	Advantech Co., Ltd.		370,818	705,397
1	Compal Electronics, Inc.		1	1
28,600	High Tech Computer Corp.		505,906	453,775

			876,725	1,159,173

	Diversified Financial Services	0.32%
367,000	First Financial Holding Co., Ltd.		320,342	310,316

	Electronic Components — Miscellaneous	2.89%
258,003	Asustek Computer, Inc.		711,010	677,205
22,600	Chi Mei Optoelectronics Corp.		29,044	19,220
434,009	Hon Hai Precision Industry Co., Ltd.		928,621	2,118,256

			1,668,675	2,814,681

	Entertainment Software	0.73%
109,346	International Games System Co., Ltd.		803,709	708,604

	Life / Health Insurance	0.52%
262,500	Cathay Financial Holding Co., Ltd.		616,675	510,757

	Metal Processors & Fabrication	0.23%
48,375	Shin Zu Shing Co., Ltd.		217,084	224,260

	Real Estate	0.55%
442,000	Hung Poo Real Estate Development Corp.		742,986	530,296

	Semiconductor Components — Integrated Circuits	4.43%
991,333	Advanced Semiconductor Engineering, Inc.		620,026	854,402
1	Novatek Microelectronics Corp., Ltd.		3	2
182,600	Powertech Technology, Inc.		649,219	523,400
1,600,083	Taiwan Semiconductor Manufacturing Co., Ltd.		2,528,680	2,935,740

			3,797,928	4,313,544

	Total Taiwan		9,605,599	11,069,290

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (concluded)
	Thailand	3.37%
	Cellular Telecommunications	0.74%
279,600	Advanced Info Service PCL		$754,406	$717,993

	Commercial Banks — Non-US	0.85%
370,105	Siam Commercial Bank PCL		157,065	828,841

	Oil Companies — Exploration & Production	1.07%
232,600	PTT Exploration & Production PCL		392,116	1,041,803

	Real Estate — Operations/Development	0.71%
4,419,600	LPN Development PCL		928,642	692,831

	Total Thailand		2,232,229	3,281,468

	TOTAL COMMON STOCKS		65,019,917	93,462,296

WARRANTS (0.52% of holdings)
	Hong Kong	0.00%
52,571	China State Construction International Holdings, Ltd.		0	674

	Total Hong Kong		0	674

	Malaysia	0.02%
107,140	WCT Engineering BHD		8,499	23,692

	Total Malaysia		8,499	23,692

	Singapore	0.50%
7,201	Merrrill Lynch S-Shares Warrant		607,440	483,171

	Total Singapore		607,440	483,171

	TOTAL WARRANTS		615,939	507,537

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2008 (Unaudited)

Principal		PERCENT OF
Amount	SECURITY	HOLDINGS	COST	VALUE

REPURCHASE AGREEMENTS (3.45% of holdings)
	United States	3.45%
3,355,761	State Street Bank, 0.70% dated 07/31/08, due 08/01/08, proceeds at maturity $3,355,826 (Collaterized by $3,365,000 U.S. Treasury Bill, 1.60%, due 09/18/08, Market Value $3,357,651)		$3,355,761	$3,355,761

	Total United States		3,355,761	3,355,761

	TOTAL REPURCHASE AGREEMENTS		3,355,761	3,355,761

	TOTAL INVESTMENTS	100.00%	$68,991,617	$97,325,594

Footnotes and Abbreviations

ADR	American Depository Receipt
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $649,057.
+	Non-Income producing security
As of April 30, 2008, the aggregate cost for federal income tax purposes was $70,598,353. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost	$52,372,597
Excess of tax cost over value	(1,905,288)

$50,467,309

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)
Date	September 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)
Date	September 10, 2008

By (Signature and Title)*	/s/ Joseph Malangoni

Joseph Malangoni, Treasurer (principal financial officer)
Date	September 10, 2008

* Print the name and title of each signing officer under his or her signature.